Income Taxes and Duties	12 Months Ended
Dec. 31, 2024
Disclosure of income taxes [abstract]
Income Taxes and Duties	INCOME TAXES AND DUTIES
As of December 31, 2024 and 2023, income taxes and duties payable are as follow:

	2024		2023
Income taxes and duties:
Profit-sharing Duty	Ps.	15,509,745	74,214,983
Income tax	9,510,254		7,412,498
Total income taxes and duties	25,019,999		81,627,481
Other taxes and duties:
Special Tax on Production and Services	46,259,130		41,633,824
Hydrocarbons Extraction Duty	4,668,734		17,840,810
Exploration Hydrocarbons Duty	301,850		147,785
Exploration and Extraction Hydrocarbons Duty	492,371		464,521
Withheld taxes	8,115,002		7,201,114
Import taxes and duties	5,827		5,827
Other contributions payable	1,078,476		1,083,387
Total other taxes and duties	60,921,390		68,377,268
Total other income taxes and duties	Ps.	85,941,389	150,004,749

The Ley de Ingresos sobre Hidrocarburos (“Hydrocarbons Revenue Law”) was published in the Official Gazette of the Federation on August 11, 2014, and came into effect, on January 1, 2015. The Hydrocarbons Revenue Law sets forth the fiscal regime for Petróleos Mexicanos applicable to the assignments and the contracts that were established on such date. Likewise, every year the Federal Revenue Law is published in the Official Gazette of the Federation and includes specific regulations for Petróleos Mexicanos and the Subsidiary Entities.

On November 1, 2024, the Energy Reform Decree took effect and transformed the legal regime of Petróleos Mexicanos from an empresa productiva del Estado (productive state-owned company) to an empresa pública del Estado (state-owned public company).

The Energy Reform Decree included artículos transitorios (transitional provisions) requiring the Mexican Congress to adjust, amend or otherwise modify any relevant legislation required to give effect to the Energy Reform Decree within 180 calendar days. On March 18, 2025, the Secondary Legislation was published in the Official Gazette of the Federation, following its approval by Congress and enactment by President Claudia Sheinbaum Pardo.

Pursuant to the Energy Reform Decree, Petróleos Mexicanos and its Subsidiary Entities are no longer subject to income tax as of November 1, 2024.

Separately, on December 19, 2024, the Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2025 (2025 Federal Revenue Law) was published in the Official Gazette of the Federation. The 2025 Federal Revenue Law introduces changes to the fiscal regime applicable to Petróleos Mexicanos aimed at simplifying its fiscal framework and reducing the number of taxes and duties to which it is subject. As of January 1, 2025, the Mexican Government has consolidated the Derecho de Utilidad Compartida (Profit-Sharing Duty), the Derecho de Extracción de Hidrocarburos (Hydrocarbon Extraction Duty) and the Derecho de Exploración de Hidrocarburos (Hydrocarbon Exploration Hydrocarbons Duty), into a single obligation requiring only provisional and annual payments by Petróleos Mexicanos under a newly created Derecho Petrolero para el Bienestar (Welfare Oil Duty), which is set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas. Additionally, Petróleos Mexicanos is no longer subject to income taxes. As a result, on March 18, 2025, the Hydrocarbons Revenue Law was amended to incorporate the Welfare Oil Duty.

Tax regime applicable to Assignments (up to December 31, 2024)
The tax regime applicable to the exploration and production for the assignments granted to PEMEX by the Mexican Government includes the following taxes and duties:
A.    Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty).
As of January 1, 2015, Pemex Exploration and Production is obligated to pay a Profit-sharing Duty.
For 2024 and 2023, the applicable rate of this duty was 30% and 40% respectively. The computation of this duty is based on the excess of the value of hydrocarbons produced during the fiscal year (including self-consumption, shrinkage and burning), minus certain permitted deductions by the Hydrocarbons Revenue Law, including part of the investments and some costs, expenses and duties.
During 2024, this duty was Ps. 188,032,962 from annual payments presented on March 31, 2025 paid as follows: Ps. 124,178,852, of the corresponding Profit-sharing duty for the months of January, May, June and July 2024 in the amount of Ps. 63,122,712 resulting in a balance of Ps. 731,398 as of December 31, 2024.
Of the aforementioned decrees issued by the Federal Government, the first was published on February 13, 2024, in the Official Gazette of the Federation. It granted a tax benefit to PEMEX consisting of a tax credit equivalent to 100% of the Profit-Sharing Duty corresponding to the months of October, November, and December 2023, as well as January 2024.
The second decree was published on August 23, 2024, in the Official Gazette of the Federation. It granted a tax benefit to PEMEX consisting of a tax credit equivalent to 100% of the Profit-Sharing Duty corresponding to the months of May, June, and July 2024.
During fiscal year 2024, DUC payments for the months of May and June were deferred in accordance with the decrees granting tax benefits, published in the Official Gazette of the Federation on June 25, and On July 25, 2024, the August payment was also deferred in accordance with the decrees granting tax benefits, published in the Official Gazette of the Federation on September 25 and October 30, 2024. Finally, the month of October was deferred in accordance with the decree granting tax benefits, published in the Official Gazette of the Federation on November 22, 2024.
During 2023, this duty was Ps.280,756,794 from annual payments presented on April 1, 2024 paid as follows: Ps.206,541,811, of the corresponding Profit-sharing duty for the months of October, November, and December 2023 in the amount of Ps.73,507,538, resulting in a balance of Ps.707,445 as of December 31, 2023.
During the fiscal year 2023, Profit-sharing Duty payments for the months from January to September were deferred as instructed by the Resolución Fiscal Miscelánea para 2023 (2023 Miscellaneous Fiscal Resolution).
Duties and income tax paid as of December 31, 2024, 2023 and 2022 were Ps.109,402,970, Ps.234,982,338 and Ps.431,444,989, respectively.
The accounting result differs from the tax result mainly due to differences in depreciation, non-deductible expenses and others. Such differences generate a deferred DUC.
Total DUC and other as of December 31, 2024, 2023 and 2022 are integrated as follows:

	2024		2023		2022
DUC	Ps.	124,910,249	Ps.	207,212,856	Ps.	398,123,710
Deferred DUC expense	2,588,760		6,863,068		(6,703,627)
Total DUC	Ps.	127,499,009	Ps.	214,075,924	Ps.	391,420,083
The principal factors generating the deferred DUC are the following:

	2024		2023
Deferred DUC asset:
Tax credits	Ps.	—	512,640,627
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	—		(195,705,735)
Deferred DUC asset net	—		316,934,892
Unrecognized Deferred DUC	—		(314,346,132)
Net, deferred DUC asset	Ps.	—	2,588,760

Deferred DUC not recognized in 2023 amount to Ps. 314,346,132, and resulted from costs, expenses and capital expenditures that will not be recoverable, mainly for on-shore and in Chicontepec deep and shallow waters.

As a result of the changes to Petróleos Mexicanos and Pemex Exploration and Production implemented through the
Energy Reform Decree on October 31, 2024 and the amendments introduced by the 2025 Federal Revenue Law, the calculation, recording, recognition and disclosure of the deferred DUC was suspended for balances of assets (liabilities) presentation for deferred profit-sharing duty by Assignments.
The remaining costs, expenses and capital expenditures beginning January 1, 2015 can be balanced to the immediate following years, without them expiring.
The expected benefit for DUC in 2024 and 2023 was different from that which would result from applying the 40% rate to the tax base, respectively, as a result of the line items mentioned in the tables below.

	2024		2023		2022
Expected expense:	Ps.	4,871,813	Ps.	98,990,391	Ps.	236,421,472
Increase (decrease) resulting from:
Expected benefit contract	(1,811,137)		(2,578,264)		(4,987,552)
Non-cumulative profit (1)	(464,460,841)		(627,269,522)		(778,566,830)
Non-deductible expenses (1)	461,400,165		530,857,395		547,132,910
Production value	245,764,971		360,388,580		526,040,742
Deductible duties	(18,318,819)		(26,159,947)		(51,920,424)
DUC tax credit (2)	(63,122,712)		(73,507,538)		—
Deferred DUC expense (benefit)	2,588,760		6,863,068		(6,703,627)
Deductions cap	(39,413,191)		(53,508,239)		(75,996,608)
DUC-Profit-sharing duty expense	Ps.	127,499,009	Ps.	214,075,924	Ps.	391,420,083
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 13, 2024.
B.    Derecho de Extracción de Hidrocarburos (Hydrocarbons Extraction Duty).
SHCP considers the effects of variations in the U.S. producer price index, or another alternative index, when it determines the rate to be published in the Official Gazette of the Federation. This duty is to be calculated using a rate based on a formula applicable to each type of hydrocarbon, the volume of production and utilizing the relevant market price for hydrocarbons in U.S. Dollars.
During 2024, Pemex Exploration and Production incurred a Ps.61,062,729 balance with the corresponding hydrocarbon extraction duty for the months of January, June and July 2024 in the amount of Ps.15,782,932 and the difference of Ps.45,279,797 was included in the cost of sales line item
During 2023, Pemex Exploration and Production incurred a Ps.65,399,868 balance with the corresponding hydrocarbon extraction duty for the months of October, November, and December 2023 in the amount of Ps.17,840,810 and the difference of Ps.47,559,058 was included in the cost of sales line item.

The before mentioned decrees were issued on February 13, 2024 and August 24, 2024, respectively by the Mexican Government and issued the Official Gazette of the Federation, suspending the collection of the Hydrocarbons Extraction Duty for the months of October, November, December 2023, January 2024 and May, June and July 2024, respectively.

On July 25, 2024 and September 25, 2024, extraction duty payments for the months from June and August, respectively, were deferred published in the Official Gazette of the Federation.

During fiscal year 2023, hydrocarbons extraction duty payments for the months from January to September were deferred as instructed by the 2023 Miscellaneous Fiscal Resolution.
C.    Derecho de Exploración de Hidrocarburos (Exploration Hydrocarbons Duty).
Pemex Exploration and Production as “assignee” must make monthly payments for this duty. The rates for 2024 were 1,741.65 pesos per square kilometer of non-producing areas. After 60 months, this tax increases to 4,164.86 pesos per square kilometer for each additional month that the area is not producing. These amounts will be updated on an annual basis in accordance with the national consumer price index.
During 2024 and 2023, Pemex Exploration and Production incurred Ps. 2,437,425 and Ps. 1,768,612, respectively, which are included in the cost of sales line item.
D.    Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Exploration and Extraction Hydrocarbons Duty).
The assignments granted by the Mexican Government create a tax on the exploration and extraction activities carried out in the corresponding area. The monthly tax paid during the exploration phase and until the extraction phase begins is Ps.2,271.71 pesos per square kilometer. During the extraction phase of a project, a monthly tax of Ps.9,086.99 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated.
During 2024 and 2023, the incurred tax was Ps. 5,660,511 and Ps. 5,211,315 respectively, which are included in the cost of sales line item.
Tax Regime applicable to contracts:
As of January 1, 2015, the tax regime applicable to Pemex Exploration and Production for contracts is set forth in the Hydrocarbons Revenue Law which regulates, among other things, the fiscal terms applicable to the exploration and extraction contracts (license, profit sharing contracts, production sharing and services) and sets duties and other taxes paid to the Mexican Government.
The Hydrocarbons Revenue Law also establishes the following duties applicable to PEMEX in connection with assignments granted to it by the Mexican Government:
•Cuota Contractual para la Fase Exploratoria (Exploration Phase Contractual Fee)
During the exploration phase of an exploration and extraction contract, the Mexican Government is entitled to collect a monthly payment of 1,741.65 pesos per square kilometer of non-producing areas. After 60 months, this fee increases to 4,164.86 pesos per square kilometer for each additional month that the area is not producing. The fee amount will be updated on an annual basis in accordance with the national consumer price index.
•Regalías (Royalties)
Royalty payments to the Mexican Government are determined based on the “contractual value” of the relevant hydrocarbons, which is based on a variety of factors, including the type of underlying hydrocarbons (e.g., crude oil, associated natural gas, non-associated natural gas or condensates), the volume of production and the market price. Royalties are payable in connection with licensing contracts, production-sharing contracts and profit-sharing contracts.
•Pago del Valor Contractual (Contractual Value Payment)
Licensing contracts require a payment to the Mexican Government calculated as a percentage of the “contractual value” of the hydrocarbons produced, as determined by the SHCP on a contract-by-contract basis.
•Porcentaje a la Utilidad Operativa (Operating Profit Payment)
Production-sharing contracts and profit-sharing contracts require a payment equivalent to a specified percentage of operating profits. In the case of production-sharing contracts, this payment shall be made in-kind through delivery of the hydrocarbons produced. In the case of profit-sharing contracts, this payment shall be made in cash.
•Bono a la Firma (Signing Bonus)
Upon execution of a licensing contract, a signing bonus is to be paid to the Mexican Government in an amount specified by the SHCP in the relevant bidding terms and conditions or in the contracts resulting from a migration.
•Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Hydrocarbons Exploration and Extraction Activities Tax)
Contracts for exploration and extraction granted by the Mexican Government will include a specified tax on the exploration and extraction activities carried out in the relevant area. The monthly tax paid during the exploration phase and until the extraction phase begins is 2,271.71 pesos per square kilometer. During the extraction phase of a project, a monthly tax of 9,086.99 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated. During 2024 and 2023 the incurred tax amounted to Ps. 226,854 and Ps. 242,070, respectively.
Other applicable taxes
The Subsidiary Entities are subject to the Income Tax Law and the Value Added Tax Law. Pemex Industrial Transformation is also subject to the Special Tax on Production and Services (IEPS Tax).
Indirect taxes are as listed below:
A.    IEPS Tax
IEPS Sobre la Venta de los Combustibles Automotrices (IEPS Tax on the Sale of Automotive Fuels): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are Ps.6.18 per liter of gasoline with an octane rating lower than 91; Ps.5.21 per liter of gasoline with an octane rating greater than or equal to 91 and Ps.6.79 per liter of diesel. The amount of the fee will depend on the class of fuel. The fee is fixed yearly and adjusted on a weekly basis by the SHCP. The fees apply to sales in Mexico and imports.
IEPS Beneficio de Entidades Federativas, Municipios y Demarcaciones Territoriales (IEPS Tax in Favor of States, Municipalities and Territories): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 54.51 cents per liter of gasoline with an octane rating of less than 91, 66.51 cents per liter of gasoline with an octane rating greater than or equal to 91 and 45.24 cents per liter of diesel. These fees change yearly in accordance with inflation. Funds gathered by this fee are allocated to Mexican states and municipalities as provided for in the Ley de Coordinación Fiscal (Tax Coordination Law). The fees only apply to sales in Mexico and are not subject to VAT.
IEPS a los Combustibles Fósiles (IEPS Tax on Fossil Fuels): This tax is a fee on domestic sales of fossil fuels. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 9.33 cents per liter of propane, 12.08 cents per liter of butane, 16.37 cents per liter of gasoline and aviation fuel, 19.55 cents per liter of jet fuel and other kerosene, 19.86 cents per liter of diesel, 21.20 cents per liter of fuel oil, Ps. 24.60 per ton of petroleum coke, Ps. 57.67 per ton of coal coke, Ps. 43.43 per ton of mineral carbon and Ps. 62.78 per ton of carbon from other fossil fuels. These fees change yearly in accordance with inflation and apply to imports to Mexico.

During 2024, the collection of the IEPS for the month of August 2024 was deferred to October the 20%, and November and December 2024, the 40% in each month, in accordance with the decree of tax benefits published on September 17, 2024 in the Official Gazette of the Federation.
B.    Value-Added Tax (“VAT”)
For VAT purposes, final monthly payments are determined based on PEMEX’s cash flow, in accordance with the provisions of the Value Added Tax Law, applicable to payers of this tax. The general rate to be applied is 16%. Certain activities with incentives will have the rate of 0%.
Beginning on January 1, 2019, a new Decree of fiscal incentives began to apply to the northern border region, which consisted of a credit equivalent to of the general rate, applicable directly at the time of the sale or service. This incentive is applicable in six states in the northern border region and includes 43 municipalities in those states.
Petróleos Mexicanos and its Subsidiary Entities apply this tax benefit to the operations they carry out within the municipalities of the States included in the Decree.
VAT is applied to the sale of goods, the rendering of services, the granting of the temporary use of goods in the national territory and the importation of goods and services to the national territory. VAT taxpayers transfer VAT to their customers and are entitled to credit the VAT paid to their suppliers and on their imports. The net balance between VAT transferred to customers and paid to suppliers and on imports results each month in the VAT to be paid to the tax authorities or in an amount in favor of the taxpayer. The taxpayer has the right to credit VAT in favor against VAT payable in future months, to request a refund or to offset it against other payable federal taxes.
During 2024, the collection of the VAT for the month of August 2024 was deferred to October the 20%, and November and December 2024, the 40% in each month, in accordance with the decree of tax benefits published on September 17, 2024 in the Official Gazette of the Federation.
Income tax is described below:
C.    Income Tax
As of January 1, 2015, Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies residing in Mexico for tax purposes are subject to the Income Tax Law.
Pursuant to the Energy Reform Decree, approved by Congress on October 17, 2024 and published on October 31, 2024, and as further reflected in the 2025 Federal Revenue Law, Petróleos Mexicanos and its Subsidiary Entities are no longer subject to income tax as of November 1, 2024.

The Energy Reform Decree, which took effect on November 1, 2024, transformed the legal regime, of Petróleos Mexicanos and required the Mexican Congress to adopt implementing legislation within 180 calendar days. The Secondary Legislation was approved by Congress on March 12, 2025, signed into law by the President, and published in the Official Gazette of the Federation on March 18, 2025.

This tax is calculated by applying a rate of 30% to the tax result. Tax result is the excess of total revenues over the allowed deductions and tax losses from previous years.
Accounting income differs from taxable income primarily due to the effects of inflation and differences between depreciation and other non-deductible expenses.
For the years ended December 31, 2024, 2023 and 2022, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2024		2023		2022
Current income tax	Ps.	1,944,247	Ps.	5,134,840	Ps.	5,939,990
Deferred income tax	160,837,942		788,517		(77,179,234)
Total (benefit) expense income tax, net	Ps.	162,782,189	Ps.	5,923,357	Ps.	(71,239,244)
As of 2023, Pemex Exploration and Production and Pemex Industrial Transformation did not recognize deferred income assets of Ps. 685,844,188, due to their expectation that future tax income will not correspond to such benefits. These amounts are mainly from fiscal losses to be amortized amounting with an expiration year from 2026 to 2032.
The principal factors generating the deferred income tax are the following:

	2023		Recognized in profit and loss	Recognized in OCI	2024
Deferred income tax asset:
Provisions	Ps.	12,012,740	(9,879,663)	—	2,133,077
Employee benefits provision	61,608,363		(69,788,631)	8,207,274	27,006
Advance payments from clients	198,678		(99,822)	—	98,856
Accrued liabilities	10,269,810		(6,310,607)	—	3,959,203
Non-recoverable accounts receivable	45,513		(2,354)	—	43,159
Derivative financial instruments	—		—	—	—
Wells, pipelines, properties and equipment	7,818,360		(7,613,664)	—	204,696
Tax loss carry-forwards (1)	75,372,496		(74,804,964)	—	567,532
Total deferred income tax asset	167,325,960		(168,499,705)	8,207,274	7,033,529
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(10,194,689)		8,184,095	—	(2,010,594)
Other	(2,603,498)		(522,332)	—	(3,125,830)
Total deferred income tax liability	(12,798,187)		7,661,763	—	(5,136,424)
Net long-term deferred income tax asset	Ps.	154,527,773	(160,837,942)	8,207,274	1,897,105

	2022		Recognized in profit and loss	Recognized in OCI	2023
Deferred income tax asset:
Provisions	Ps.	11,921,054	91,686	—	12,012,740
Employee benefits provision	57,214,536		4,393,242	585	61,608,363
Advance payments from clients	220,215		(21,537)	—	198,678
Accrued liabilities	7,771,316		2,498,494	—	10,269,810
Non-recoverable accounts receivable	127,843		(82,330)	—	45,513
Derivative financial instruments	34,870		(34,870)	—	—
Wells, pipelines, properties and equipment	8,462,555		(644,195)	—	7,818,360
Tax loss carry-forwards (1)	76,428,341		(1,055,845)	—	75,372,496
Total deferred income tax asset	162,180,730		5,144,645	585	167,325,960
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(5,070,345)		(5,124,344)	—	(10,194,689)
Other	(1,794,680)		(808,818)	—	(2,603,498)
Total deferred income tax liability	(6,865,025)		(5,933,162)	—	(12,798,187)
Net long-term deferred income tax asset	Ps.	155,315,705	(788,517)	585	154,527,773
(1)Tax loss carryforwards expire in 2034.
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2024		2023		2022
Expected income tax expense	Ps.	18,265,470	Ps.	102,495,110	Ps.	163,937,963
(Decrease) increase resulting from:
Tax effect of inflation-net	1,012,782		(27,144,892)		(23,533,416)
Fiscal updating of pipelines, properties and equipment	(208,767)		600,688		—
Deductible Duty	(37,473,075)		(62,163,857)		(119,437,113)
Unrecognized deferred tax change	(20,730,125)		(29,256,451)		(99,334,219)
Reversal of deferred income tax due to changes in tax legislation	158,307,139		—		—
Retirement benefits	—		8,727,606		7,930,425
Non-deductible expenses	13,930,645		12,284,337		16,019,493
Others-net (1)	29,678,120		380,816		(16,822,377)
Income tax expense (benefit), net	Ps.	162,782,189	Ps.	5,923,357	Ps.	(71,239,244)
(1) Includes mainly impairment effect for 2022.
As of December 31, 2024 and 2023, the net accumulated effect of actuarial gains and losses on deferred tax was Ps.0 and Ps. (3,410,401), respectively. In addition, as of December 31, 2024 and 2023, the deferred tax effect of actuarial gains and losses is presented in comprehensive loss in the amounts of Ps. 8,207,274 and Ps. 585, respectively.